EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings (loss) per share

For the years ended December 31 ($ millions, except shares in millions and per share amounts in dollars)	2018		2017
	Basic	Diluted	Basic	Diluted
Net (loss) income	($1,435)	($1,435)	$1,516	$1,516
Net income attributable to non-controlling interests	(110)	(110)	(78)	(78)
Net (loss) income attributable to the equity holders of Barrick Gold Corporation	($1,545)	($1,545)	$1,438	$1,438
Weighted average shares outstanding	1,167	1,167	1,166	1,166
Basic and diluted earnings (loss) per share data attributable to the equity holders of Barrick Gold Corporation	($1.32)	($1.32)	$1.23	$1.23